REVENUE RECOGNITION (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenue from Contract with Customer [Abstract]
Revenue	$ 208,362	$ 173,093